Average Annual Total Returns{- Investor Freedom® 2005 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2005 Portfolio	VIP Investor Freedom 2005 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2005 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2005 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0556 Past 1 year	F0556 Past 5 years	F0556 Past 10 years
Total	11.08%	7.39%	5.97%	7.51%	4.44%	3.84%	9.18%	6.79%	5.81%